Inventory (Details) - Schedule of Inventory - USD ($) $ in Thousands	Jun. 30, 2024	Sep. 30, 2023
Schedule of Inventory [Abstract]
Raw materials	$ 1,493	$ 265
Finished goods	413	54
Total inventory	$ 1,906	$ 319